Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
Schedule of geographical concentration of risks
	2021		2020		2019
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD ‘000%		USD ‘000%		USD ‘000%
Africa	27,749	5	20,956	5	16,492	5
Asia	55,816	10	37,398	8	32,810	9
Australasia	23,454	4	19,104	4	15,185	4
Caribbean Islands	30,244	6	15,964	3	8,334	2
Central America	28,166	5	37,442	8	37,732	11
Europe	48,780	9	59,972	13	37,328	11
Middle East	53,564	10	48,401	10	36,883	11
North America	32,773	6	22,553	5	4,281	1
South America	20,718	4	20,548	4	11,051	3
UK	197,090	36	158,381	34	115,863	33
Worldwide	27,228	5	26,554	6	33,333	10
	545,582		467,273		349,292

Schedule of line of business concentration of risk
	2021		2020		2019
	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage
	USD ‘000%		USD ‘000%		USD ‘000%
Casualty	190,038	35	157,487	34	110,082	32
Financial Institutions	36,176	6	39,442	8	28,989	8
Marine Liability	3,339	1	4,613	1	2,731	1
Inherent Defects Insurance	9,978	2	8,935	2	9,173	3
Energy	104,015	19	91,742	19	72,109	21
Property	79,085	14	69,912	15	46,137	13
Engineering	31,137	6	17,924	4	11,531	3
Aviation	20,348	4	23,002	5	19,183	6
Ports & Terminals	29,600	5	25,875	6	22,361	6
Political Violence	9,263	2	8,271	2	8,297	2
Marine Cargo	5,091	1	752	—	713	—
Contingency	3,498	1	—	—	—	—
Reinsurance	24,014	4	19,318	4	17,986	5
	545,582		467,273		349,292

Schedule of sensitivities
	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2021	7.5	41,368	(41,368)	30,063	(30,061)	(30,063)	30,061
2021	5	27,579	(27,579)	20,043	(20,040)	(20,043)	20,040

2020	7.5	36,919	(36,919)	22,859	(22,857)	(22,859)	22,857
2020	5	24,613	(24,613)	15,240	(15,237)	(15,240)	15,237

Schedule of maturities of the major classes of financial assets
	Less than 1 year	1 to 5 years	More than 5 years	Non-interest- bearing items	Total	Effective Interest Rate on interest bearing assets
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	(%)
2021 –
Financial assets at FVTPL	—	—	—	28,539	28,539	—
Financial assets at FVOCI	43,978	261,293	113,174	20,767	439,212	2.48
Financial assets at amortized cost	2,471	—	—	—	2,471	5.99
Cash and term deposits	368,024	54,088	—	—	422,112	1.06
	414,473	315,381	113,174	49,306	892,334

2020 –
Financial assets at FVTPL	—	—	—	22,780	22,780	—
Financial assets at FVOCI	102,617	181,349	106,952	21,683	412,601	2.53
Financial assets at amortized cost	2,706	—	—	—	2,706	5.86
Cash and term deposits	261,549	44,102	—	—	305,651	1.43
	366,872	225,451	106,952	44,463	743,738

Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year
	Decrease in basis points	Effect on profit/Equity before tax for the year
		USD ‘000
2021	-25	(1,593)
	-50	(3,186)

2020	-25	(1,435)
	-50	(2,870)

Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities
	Changes in currency rate to USD	Effect on profit/Equity before tax for the year
	%	USD ‘000
2021
EUR	+10	606
GBP	+10	(5,567)

2020
EUR	+10	(777)
GBP	+10	(406)

Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties
	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2021
FVOCI – debts securities	418,240	205	—	418,445
Financial assets at amortized cost	—	1,979	492	2,471
Insurance receivables	—	113,294	66,051	179,345
Reinsurance share of outstanding claims	181,379	869	—	182,248
Deferred excess of loss premiums	—	17,238	—	17,238
Cash and cash equivalents	220,095	22,051	—	242,146
Term deposits	130,860	49,106	—	179,966
	950,574	204,742	66,543	1,221,859
	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2020
FVOCI – debts securities	389,250	1,668	—	390,918
Financial assets at amortized cost	—	1,982	724	2,706
Insurance receivables	—	110,618	55,987	166,605
Reinsurance share of outstanding claims	186,851	634	—	187,485
Deferred excess of loss premiums	—	17,095	—	17,095
Cash and cash equivalents	110,915	22,524	—	133,439
Term deposits	124,283	47,929	—	172,212
	811,299	202,450	56,711	1,070,460

Schedule of distribution of bonds and debt securities with fixed interest rate
Rating grade	Bonds	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2021
AAA	3,363	—	3,363
AA	20,803	—	20,803
A	220,258	—	220,258
BBB	166,789	—	166,789
BB	7,027	—	7,027
B	205	—	205
Not rated	—	2,471	2,471
Total	418,445	2,471	420,916
Rating grade	Bonds	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2020
AAA	44,616	—	44,616
AA	29,296	—	29,296
A	191,135	—	191,135
BBB	115,049	—	115,049
BB	9,154	—	9,154
B	210	—	210
Not rated	1,458	2,706	4,164
Total	390,918	2,706	393,624

Schedule of geographical distribution of bonds and debt securities with fixed interest rate
Country	Total
USD ‘000
2021
Australia	9,632
Bahrain	4,618
Belgium	1,112
Bermuda	2,301
Canada	8,384
China	51,664
Finland	2,951
France	11,266
Germany	17,483
India	3,206
Japan	11,951
Jordan	2,471
KSA	15,042
Kuwait	3,464
Luxembourg	687
Malaysia	6,574
Mexico	2,326
Netherlands	5,051
Oman	1,122
Qatar	47,700
Russia*	1,948
Singapore	3,069
South Korea	7,635
Spain	1,377
Sweden	2,528
Switzerland	5,063
Taiwan	2,991
UAE	18,388
UK	51,049
USA	113,308
Virgin Islands (British)	4,555
Total	420,916
Country	Total
USD ‘000
2020
Australia	6,109
Bahrain	4,648
Bermuda	5,249
Canada	14,791
China	19,504
Finland	1,016
France	4,615
Germany	18,698
Hong Kong	1,905
India	3,278
Japan	12,259
Jordan	2,707
South Korea	7,239
KSA	15,383
Kuwait	1,035
Luxembourg	715
Malaysia	1,447
Marshall Islands	129
Mexico	1,102
Netherlands	10,775
Oman	1,085
Qatar	27,984
Singapore	5,294
Spain	3,793
Sweden	1,060
Switzerland	1,889
Taiwan	3,097
UAE	9,793
UK	52,033
USA	153,349
Virgin Islands (British)	1,643
Total	393,624

Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices
	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2021
Amman Stock Exchange	+5%	40	40
Saudi Stock Exchange	+5%	—	511
Qatar Stock Exchange	+5%	23	23
Abu Dhabi Security Exchange	+5%	76	76
New York Stock Exchange	+5%	175	202
Kuwait Stock Exchange	+5%	—	9
London Stock Exchange	+5%	330	382
Other quoted	+5%	782	871
	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2020
Amman Stock Exchange	+5%	46	46
Saudi Stock Exchange	+5%	—	590
Qatar Stock Exchange	+5%	25	25
Abu Dhabi Security Exchange	+5%	52	52
New York Stock Exchange	+5%	149	170
Kuwait Stock Exchange	+5%	—	5
London Stock Exchange	+5%	312	294
Other quoted	+5%	554	635

Schedule of maturity profile of the Group's financial liabilities
	Less than one year	More than one year	Total
	USD ‘000	USD ‘000	USD ‘000
2021
Gross outstanding claims	210,691	365,208	575,899
Gross unearned premiums	251,691	77,035	328,726
Insurance payables	84,519	5,000	89,519
Other liabilities	26,357	3,071	29,428
Derivative financial liability*	—	12,938	12,938
Unearned commissions	12,285	1,440	13,725
Total liabilities	585,543	464,692	1,050,235

2020
Gross outstanding claims	210,536	281,719	492,255
Gross unearned premiums	222,124	55,144	277,268
Insurance payables	78,461	5,000	83,461
Other liabilities	18,298	2,419	20,717
Derivative financial liability*	—	13,628	13,628
Unearned commissions	10,012	1,026	11,038
Total liabilities	539,431	358,936	898,367

Schedule of maturity analysis of assets and liabilities
	2021
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	231,746	10,400	—	242,146
Term deposits	136,278	43,688	—	179,966
Insurance receivables	171,132	8,213	—	179,345
Investments	44,470	376,446	49,306	470,222
Investments in associates	—	—	5,693	5,693
Reinsurance share of outstanding claims	71,199	111,049	—	182,248
Reinsurance share of unearned premiums	59,235	4,889		64,124
Deferred excess of loss premiums	17,206	32	—	17,238
Deferred policy acquisition costs	43,785	21,057		64,842
Deferred tax assets	45	426	—	471
Other assets	9,942	—	—	9,942
Investment properties	—	—	16,308	16,308
Property, premises and equipment	—	14,859	—	14,859
Intangible assets	—	4,321	—	4,321
TOTAL ASSETS	785,038	595,380	71,307	1,451,725

LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims	210,691	365,208	—	575,899
Gross unearned premiums	251,691	77,035	—	328,726
Insurance payables	84,519	5,000	—	89,519
Other liabilities	26,287	2,752	—	29,039
Derivative financial liability	—	12,938	—	12,938
Deferred tax liabilities	—	14	—	14
Unearned commissions	12,285	1,440	—	13,725
TOTAL LIABILITIES	585,473	464,387	—	1,049,860
EQUITY
Common shares at par value	—	—	489	489
Share premium	—	—	159,545	159,545
Foreign currency translation reserve	—	—	992	992
Fair value reserve	—	—	8,215	8,215
Retained earnings	—	—	232,624	232,624
TOTAL EQUITY	—	—	401,865	401,865
TOTAL LIABILITIES AND EQUITY	585,473	464,387	401,865	1,451,725
	2020
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	128,039	5,400	—	133,439
Term deposits	133,510	38,702	—	172,212
Insurance receivables	164,778	1,827	—	166,605
Investments	105,323	288,301	44,463	438,087
Investments in associates	—	—	11,583	11,583
Reinsurance share of outstanding claims	83,210	104,275	—	187,485
Reinsurance share of unearned premiums	47,186	2,891	—	50,077
Deferred excess of loss premiums	17,095	—	—	17,095
Deferred policy acquisition costs	39,266	15,906	—	55,172
Other assets	9,562	—	—	9,562
Investment properties	—	—	20,012	20,012
Property, premises and equipment	—	13,168	—	13,168
Intangible assets	—	4,710	—	4,710
TOTAL ASSETS	727,969	475,180	76,058	1,279,207

LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims	210,536	281,719	—	492,255
Gross unearned premiums	222,124	55,144	—	277,268
Insurance payables	78,461	5,000	—	83,461
Other liabilities	18,298	2,193	—	20,491
Derivative financial liability	—	13,628	—	13,628
Deferred tax liabilities	55	—	—	55
Unearned commissions	10,012	1,026	—	11,038
TOTAL LIABILITIES	539,486	358,710	—	898,196
EQUITY
Common shares at par value	—	—	486	486
Share premium	—	—	157,677	157,677
Foreign currency translation reserve	—	—	(349)	(349)
Fair value reserve	—	—	18,160	18,160
Retained earnings	—	—	205,037	205,037
TOTAL EQUITY	—	—	381,011	381,011
TOTAL LIABILITIES AND EQUITY	539,486	358,710	381,011	1,279,207

Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques
	2021
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
FVTPL	14,162	14,377	—	28,539
Quoted equities at FVOCI	13,721	—	—	13,721
Quoted bonds at FVOCI	356,141	62,304	—	418,445
Unquoted equities at FVOCI *	—	—	7,046	7,046
Investment properties	—	—	16,308	16,308
	384,024	76,681	23,354	484,059
Liabilities measured at fair value:
Derivative financial liability	—	12,938	—	12,938
	2020
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
FVTPL	22,780	—	—	22,780
Quoted equities at FVOCI	14,935	—	—	14,935
Quoted bonds at FVOCI	390,918	—	—	390,918
Unquoted equities at FVOCI *	—	—	6,748	6,748
Investment properties	—	—	20,012	20,012
	428,633	—	26,760	455,393
Liabilities measured at fair value:
Derivative financial liability	13,628	—	—	13,628

Schedule of hierarchy for determining and disclosing the fair value
	2021	2020
	USD ‘000	USD ‘000
Balance at the beginning of the year	6,748	5,794
Purchases	—	1,503
Total gains (losses) recognized in OCI	298	(549)
Balance at the end of the year	7,046	6,748